Rule 497 (e)

333-198590

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

SUPPLEMENT DATED FEBRUARY 22, 2016

TO PROSPECTUS DATED APRIL 17, 2015

The JNF SSGA Retirement Income Portfolio has changed its name and investment objective.

Appendix A has been updated to include the new name and new objective as follows:

Fund Name	Objective
JNF Exceed Defined Shield Index Portfolio	Total return while attempting to reduce portfolio volatility over a full market cycle.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-02-22-2016